ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                      ACCOUNTS RECEIVABLE

	December 31,
	2010	2011

Accounts receivable	$52,326,379	$70,711,270
Less: Allowance for doubtful accounts	(1,241,874)	(4,427,016)
	$51,084,505	$66,284,254

Movements in allowance for doubtful accounts

	Year ended December 31,
	2010	2011

Balance at beginning of the year	$1,177,190	$1,241,874
Foreign exchange adjustment	40,131	117,793
Current year additions	585,502	3,067,349
Current year write-offs	(560,949)	—
	$1,241,874	$4,427,016

As at December 31, 2010 and 2011, the Group had billed accounts receivable of $36,234,818 and $39,777,899 and unbilled accounts receivable of $16,091,561 and $30,933,371, respectively.  Unbilled accounts receivable represent amounts earned under advertising contracts in progress but not billable at December 31, 2010 and 2011.  These amounts become billable according to contract term.  The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.